Consolidated Balance Sheets	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Current assets
Cash and cash equivalents	$ 2,439,341	$ 3,136,748	$ 514,825
Restricted cash	777,665	1,000,000
Account receivables	640,724	823,907	496,012
Lease receivables - current	17,080	21,963	28,320
Deposits, prepaid expenses and other current assets	584,114	751,112	1,812,639
Inventory	635,255	816,874	793,470
Total current assets	5,094,179	6,550,604	3,645,266
Non-current assets
Intangible assets	2,546,921	3,275,086	2,398,020
Plant and equipment, net	407,053	523,430	7,017
Right-of-use assets	557,203	716,507	136,970
Lease receivables - non-current			21,963
Deposits, prepaid expenses and other non-current assets			408,020
Total non-current assets	3,511,177	4,515,023	2,971,990
TOTAL ASSETS	8,605,356	11,065,627	6,617,256
Current liabilities
Account payables	318,449	409,493	898,984
Accruals and other current liabilities	949,567	1,221,047	470,335
Other payables - related parties	408,382	525,139	299,809
Contract liabilities	1,609,298	2,069,396	1,882,376
Short-term borrowings - current	1,532,001	1,970,000
Bank loans - current	583,249	750,000	520,740
Lease liabilities - current	202,450	260,331	85,582
Income tax payable
Total current liabilities	5,603,396	7,205,406	4,157,826
Non-current liabilities
Lease liabilities – non-current	332,388	427,418	13,294
Total non-current liabilities	332,388	427,418	13,294
TOTAL LIABILITIES	5,935,784	7,632,824	4,171,120
SHAREHOLDERS’ EQUITY
Ordinary shares, US$0.0008 par value, 4,000,000,000 shares authorized, 3,539,790 issued and outstanding and 5,786,184 issued and outstanding as of December 31, 2024* and December 31, 2025 respectively	1,602	2,060	2,060
Additional paid-in capital	17,323,988	22,276,916	17,037,325
Accumulated deficit	(14,632,545)	(18,815,989)	(14,630,797)
Accumulated other comprehensive loss	(23,473)	(30,184)	37,548
Total shareholders’ equity	2,669,572	3,432,803	2,446,136	[1]
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 8,605,356	$ 11,065,627	$ 6,617,256

[1]	Shares and per share data are presented on a retroactive basis to give effect to the reverse stock split.